FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2012

Item 1. Proxy Voting Record

=================== Nuveen Dividend Advantage Municipal Fund ===================

BLACKROCK MUNIHOLDINGS FUND, INC.

Ticker:       MHD            Security ID:  09253N104
Meeting Date: JUL 28, 2011   Meeting Type: Annual
Record Date:  MAY 31, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director Richard E. Cavanagh      For       For          Management
1.4   Elect Director Kathleen F. Feldstein    For       For          Management
1.5   Elect Director James T. Flynn           For       For          Management
1.6   Elect Director Henry Gabbay             For       For          Management
1.7   Elect Director Jerrold B. Harris        For       For          Management
1.8   Elect Director R. Glenn Hubbard         For       For          Management
1.9   Elect Director Karen P. Robards         For       For          Management

--------------------------------------------------------------------------------

INVESCO QUALITY MUNICIPAL INCOME TRUST

Ticker:       IQI            Security ID:  46133G107
Meeting Date: AUG 04, 2011   Meeting Type: Annual
Record Date:  MAY 18, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David C. Arch            For       For          Management
1.2   Elect Director Bob R. Baker             For       For          Management
1.3   Elect Director Larry Soll               For       For          Management
1.4   Elect Director Philip A. Taylor         For       For          Management
1.5   Elect Director Wayne W. Whalen          For       For          Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Dividend Advantage Municipal Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 29, 2012